Income Taxes - Schedule of Provision for Income Tax (Details) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current: Federal and state					$ 97,465	$ 125,356
Current: Foreign					278,004	109,917
Total current provision/(benefit)					375,469	235,273
Current: Federal and state
Deferred: Foreign					13,188	24,478
Deferred: Valuation allowance						6,088,751
Total deferred expense (benefit)					13,188	6,113,229
Total income tax expense (benefit)	$ 17,485	$ 16,590	$ 39,377	$ (14,621)	$ 388,657	$ 6,348,502